Trade and other receivables (Tables)	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Summary of detailed information about trade and other receivables

	2024	2023

Trade receivables	$14,972	$12,798
Sales taxes receivable	164	220
Other receivables	82	5

	$15,218	$13,023